Concentrations and Risks (Details) - Schedule of Concentration Accounts Payable - Company A [Member] - Sales [Member] - Accounts Payable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Concentration on accounts payable	$ 610,074	$ 573,451
Concentration on accounts payable percentage	7.50%	10.50%